Investment Securities (Schedule Of Investment Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Investments [Line Items]
Securities Available-for-Sale, Amortized Cost	$ 801,147	$ 1,274,258
Securities Available-for-Sale, Gross Unrealized Holdings Gains	19,530	34,740
Securities Available-for-Sale, Gross Unrealized Holding Losses	32	11,476
Securities Available-for-Sale, Estimated Fair Value	820,645	1,297,522
Securities Held-to-Maturity, Amortized Cost	820,224	673,570
Securities Held-to-Maturity, Gross Unrealized Holding Gains	14,382	17,164
Securities Held-to-Maturity, Gross Unrecognized Holding Losses	32	4,620
Securities Held-to-Maturity, Estimated Fair Value	834,574	686,114
Obligations Of U.S. Treasury And Other U.S. Government Sponsored Entities [Member]
Schedule of Investments [Line Items]
Securities Available-for-Sale, Amortized Cost	370,043	272,301
Securities Available-for-Sale, Gross Unrealized Holdings Gains	1,614	2,968
Securities Available-for-Sale, Gross Unrealized Holding Losses		1,956
Securities Available-for-Sale, Estimated Fair Value	371,657	273,313
Obligations Of States And Political Subdivisions [Member]
Schedule of Investments [Line Items]
Securities Available-for-Sale, Amortized Cost	2,616	10,815
Securities Available-for-Sale, Gross Unrealized Holdings Gains	44	281
Securities Available-for-Sale, Gross Unrealized Holding Losses		52
Securities Available-for-Sale, Estimated Fair Value	2,660	11,044
Securities Held-to-Maturity, Amortized Cost	1,992	3,167
Securities Held-to-Maturity, Gross Unrealized Holding Gains	5	7
Securities Held-to-Maturity, Gross Unrecognized Holding Losses
Securities Held-to-Maturity, Estimated Fair Value	1,997	3,174
U.S. Government Sponsored Entities Asset-Backed Securities [Member]
Schedule of Investments [Line Items]
Securities Available-for-Sale, Amortized Cost	427,300	990,204
Securities Available-for-Sale, Gross Unrealized Holdings Gains	16,995	30,633
Securities Available-for-Sale, Gross Unrealized Holding Losses		9,425
Securities Available-for-Sale, Estimated Fair Value	444,295	1,011,412
Securities Held-to-Maturity, Amortized Cost	818,232	670,403
Securities Held-to-Maturity, Gross Unrealized Holding Gains	14,377	17,157
Securities Held-to-Maturity, Gross Unrecognized Holding Losses	32	4,620
Securities Held-to-Maturity, Estimated Fair Value	832,577	682,940
Other Equity Securities [Member]
Schedule of Investments [Line Items]
Securities Available-for-Sale, Amortized Cost	1,188	938
Securities Available-for-Sale, Gross Unrealized Holdings Gains	877	858
Securities Available-for-Sale, Gross Unrealized Holding Losses	32	43
Securities Available-for-Sale, Estimated Fair Value	$ 2,033	$ 1,753